COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) R$ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) MW	Mar. 31, 2023 BRL (R$) MW	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Development project cost			$ 505	$ 392
Borrowings			13,715	13,512
137 MW Wind Portfolio | Major business combination
Disclosure of finance lease and operating lease by lessee [line items]
Wind power capacity | MW	137	137
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 98	R$ 529
Proportion of ownership interest in joint venture	23.00%	23.00%
Sudsidiary | Letters of Credit
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings			994	$ 698
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure			475
In two years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure			26
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure			$ 4